Financial Debt	12 Months Ended
Jun. 30, 2024
Financial Debt [Abstract]
Financial debt

Note 19. Financial debt

	As of June 30, 2024	As of June 30, 2023
Financial Debt denominated in US Dollars(i)	10,940,000	—
Financial Debt denominated in Argentine Pesos	763,708	99,046
Total Financial debt – Non-Current	$11,703,708	$99,046
	As of June 30, 2024	As of June 30, 2023
Financial Debt denominated in US Dollars	1,768,715	2,028,500
Financial Debt denominated in Argentine Pesos	786,968	517,743
Total Financial debt – Current	$2,555,683	$2,546,243

The book value is reasonably approximate to the fair value given its short-term nature.

(i)      On October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Invim Corporativo S.L. As of June 30, 2024, the Company has received USD 10,000,000 related to such convertible note. (see note 28) Additionally, the Company signed additional convertible notes for USD 940,000 between October 2023 and June 30, 2024 with local farmers and jointly with the convertible note with Invim Corporativo S.L., are referred to as “the Notes”.

The Notes have a term of three years with an early conversion option with a strike price of US $6.00 per share. If the early conversion option is exercised, Moolec Science will have the option to pay the outstanding amount at that date using shares, cash or a combination of both. Initial interest rate on the notes is of 5% per annum payable annually in cash in arrears on anniversary of the date of the notes and on the maturity date, however Moolec Science will have the option at each payment date to capitalize the interest accrued. After the remaining cash payment made during 2024 the interest rate was increased to 10% per annum. Lastly, as per the convertible note with Invim Corporativo S.L., after the in-kind contribution, when received, the interest rate will be calculated in accordance with a formula included in the agreement.

At maturity, Moolec Science will hold the option to deliver ordinary shares, cash, or a combination of cash and ordinary shares.

The terms and conditions of outstanding loans are as follows:

Entity	Currency of denomination	Nominal value (equivalent in USD)	Nominal interest rate	Date of maturity	As of June 30, 2024
Convertible Notes	USD	10,940,000	5% – 10%	15/10/2026 – 05/12/2026	11,550,354
Banco Macro – Pre financing of exports	ARS	345,464	48%(*)	13/12/2024	61,126
Banco Galicia – bank overdrafts	ARS	24,389	58%(*)	30/06/2024	26,100
Banco Galicia – loans	ARS	294,033	47% – 138%(*)	01/08/2024 – 03/04/2028	278,685
Banco Cordoba – loans	ARS	109,649	48%(*)	03/05/2025	104,146
Banco Supervielle – loans	ARS	131,579	35%(*)	14/05/2029	133,665
Banco Santander – loans	ARS	555,856	25% – 58%(*)	03/09/2026 – 17/06/2030	553,615
Banco Macro – loans	ARS	30,702	108%(*)	08/03/2024 – 14/03/2024	377,811
Rizobacter	USD	350,000	10%	25/09/2024	369,439
Promissory notes	USD	804,450	7.75% – 11.5%	17/12/2024 – 12/05/2025	804,450

Entity	Currency of denomination	Nominal value (equivalent in USD)	Nominal interest rate	Date of maturity	As of June 30, 2023
Banco Macro – pre-financing of exports	ARS	147,874	67% – 88%(*)	17/07/2023 – 27/12/2023	173,236
Banco Nacion – pre-financing of exports	USD	28,500	2%	06/10/2023	28,635
Banco Cordoba – Pre financing of exports	ARS	142,567	55% – 88%(*)	11/01/2023 – 26/06/2023	156,057
Banco Galicia – bank overdrafts	ARS	18,849	144%(*)	30/06/2023	18,849
HSBC Bank – bank overdrafts	ARS	4,625	108%(*)	30/06/2023	4,625
Banco Santander – bank overdrafts	ARS	41,325	161%(*)	30/06/2023	44,446
Banco Galicia – loans	ARS	99,643	35% – 85%(*)	21/08/2023 – 25/01/2024	33,728
HSBC Bank – loans	ARS	19,508	64%(*)	27/07/2023	14,940
Banco Santander – loans	ARS	119,001	50% – 57%(*)	03/09/2026 – 04/03/2027	118,185
Banco Macro – loans	ARS	11,705	54%(*)	12/07/2023	1,257
Promissory notes	USD	2,000,000	0%	22/05/2024 – 25/06/2024	2,000,000
Asociación Mutual AMA – loans	ARS	42,316	53%(*)	10/07/2023 – 10/04/2024	51,331

(*)      Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of the subsidiary in Argentina, which deems to be a hyperinflationary economy.